J.P. Morgan Exchange-Traded Funds

JPMorgan Long/Short ETF

Statement of Additional Information

dated January 17, 2018

JPMorgan USD Emerging Markets Sovereign Bond ETF

Statement of Additional Information

dated January 26, 2018

JPMorgan Diversified Return Emerging Markets Equity ETF

JPMorgan Diversified Return Europe Currency Hedged ETF

JPMorgan Diversified Return Europe Equity ETF

JPMorgan Diversified Return Global Equity ETF

JPMorgan Diversified Return International Currency Hedged ETF

JPMorgan Diversified Return International Equity ETF

JPMorgan Diversified Return U.S. Equity ETF

JPMorgan Diversified Return U.S. Mid Cap Equity ETF

JPMorgan Diversified Return U.S. Small Cap Equity ETF

Statement of Additional Information

dated March 1, 2018, as supplemented

JPMorgan Diversified Alternatives ETF

Statement of Additional Information

dated March 1, 2018

JPMorgan Global Bond Opportunities ETF

Statement of Additional Information

dated August 9, 2017, as supplemented

JPMorgan Ultra-Short Income ETF

Statement of Additional Information

dated May 11, 2017, as supplemented

JPMorgan Disciplined High Yield ETF

Statement of Additional Information

dated July 1, 2017, as supplemented

JPMorgan U.S. Dividend ETF

JPMorgan U.S. Minimum Volatility ETF

JPMorgan U.S. Quality Factor ETF

JPMorgan U.S. Value Factor ETF

Statement of Additional Information

dated November 3, 2017, as supplemented

JPMorgan Event Driven ETF

Statement of Additional Information

dated November 27, 2017, as supplemented

JPMorgan Managed Futures Strategy ETF

Statement of Additional Information

dated December 4, 2017, as supplemented

Supplement dated April 26, 2018

to the Statements of Additional Information as dated above

Effective April 26, 2018 (the “Effective Date”), the Creation Units for the JPMorgan Ultra-Short Income ETF will no longer be issued and redeemed on a T+1 basis. On the Effective Date, the second paragraph of “Placement of Creation Orders Using NSCC Clearing Process” in the “CREATION AND REDEMPTION OF CREATION UNITS” section of “APPENDIX A — PURCHASES AND REDEMPTIONS BOOK ENTRY ONLY SYSTEM” in Part II of each Statement of Additional Information is hereby deleted and replaced with the following:

The Participant Agreement authorizes the Distributor to transmit to the NSCC on behalf of the Participating Party such trade instructions as are necessary to effect the Participating Party’s creation order. Pursuant to such trade instructions from the Distributor to the NSCC, the Participating Party agrees to transfer the requisite Deposit Instruments (or contracts to purchase such Deposit Instruments that are expected to be delivered in a “regular way” manner by the second (2nd) Business Day (“T+2” basis)) and the Cash Amount to the Trust, together with such additional information as may be required by the Distributor. Each Fund reserves the right to settle Creation Unit transactions on a basis other than T+2 if necessary or appropriate under the circumstances and compliant with applicable law. An order to create Creation Units of a Fund through the NSCC Clearing Process is deemed received by the Distributor on the Transmittal Date if (i) such order is received by the Distributor not later than the Closing Time on such Transmittal Date and (ii) all other procedures set forth in the Participant Agreement are properly followed.

SUP-SAI-ETF-418

On the Effective Date, the first paragraph of “Placement of Creation Orders Outside NSCC Clearing Process — Domestic Funds” in the “CREATION AND REDEMPTION OF CREATION UNITS” section of “APPENDIX A — PURCHASES AND REDEMPTIONS BOOK ENTRY ONLY SYSTEM” in Part II of each Statement of Additional Information is hereby deleted and replaced with the following:

Portfolio Deposits created outside the NSCC Clearing Process must be delivered through a DTC Participant that has executed a Participant Agreement. A DTC Participant who wishes to place an order creating Creation Units of a Fund to be effected outside the NSCC Clearing Process need not be a Participating Party, but such orders must state that the DTC Participant is not using the NSCC Clearing Process and that the creation of Creation Units will instead be effected through a transfer of securities and cash. The Portfolio Deposit transfer must be ordered by the DTC Participant in a timely fashion so as to ensure the delivery of the requisite number of Deposit Instruments through DTC to the account of the Trust by no later than 11:00 a.m. Eastern time, of the next Business Day immediately following the Transmittal Date. All questions as to the number of Deposit Instruments to be delivered, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities, will be determined by the Trust, whose determination shall be final and binding. The cash equal to the Cash Component must be transferred directly to the Custodian through the Federal Reserve wire system in a timely manner so as to be received by the Custodian no later than 2:00 p.m. Eastern time, on the next Business Day immediately following the Transmittal Date. An order to create Creation Units of a Fund outside the NSCC Clearing Process is deemed received by the Distributor on the Transmittal Date if (i) such order is received by the Distributor not later than the Closing Time on such Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed. However, if the Distributor does not receive both the requisite Deposit Instruments and the Cash Amount in a timely fashion on the next Business Day immediately following the Transmittal Date, such order may be cancelled. Upon written notice to the Distributor, such cancelled order may be resubmitted the following Business Day using the Portfolio Deposit as newly constituted to reflect the current NAV of the applicable Fund. The delivery of Creation Units so created will occur no later than the second (2nd) Business Day following the day on which the creation order is deemed received by the Distributor. Each Fund reserves the right to settle Creation Unit transactions on a basis other T+2 if necessary or appropriate under the circumstances and compliant with applicable law.

On the Effective Date, the first paragraph of “Placement of Redemption Orders Using NSCC Clearing Process” in the “CREATION AND REDEMPTION OF CREATION UNITS” section of “APPENDIX A — PURCHASES AND REDEMPTIONS BOOK ENTRY ONLY SYSTEM” in Part II of each Statement of Additional Information is hereby deleted and replaced with the following:

Orders to redeem Creation Units of the Fund through the NSCC Clearing Process, if available, must be delivered through a Participating Party that has executed the Participant Agreement. An order to redeem Creation Units of a Fund using the Clearing Process is deemed received on the Transmittal Date if (i) such order is received by the Distributor not later than 4:00 p.m. Eastern time on such Transmittal Date (or, for custom orders where cash replaces any Redemption Instrument, such earlier time set forth in the Participant Agreement); and (ii) all other procedures set forth in the Participant Agreement are properly followed; such order will be effected based on the NAV of the Fund as next determined. An order to redeem Creation Units of the Fund using the NSCC Clearing Process made in proper form but received by the Fund after 4:00 p.m. Eastern time, will be deemed received on the next Business Day immediately following the Transmittal Date. The requisite Redemption Instruments (or contracts to purchase such Redemption Instruments which are expected to be delivered in a “regular way” manner) and the applicable cash payment will be transferred by the second (2nd) Business Day following the date on which such request for redemption is deemed received. Each Fund reserves the right to settle Creation Unit transactions on a basis other than T+2 if necessary or appropriate under the circumstances and compliant with applicable law.

On the Effective Date, the second paragraph of “Placement of Redemption Orders Outside NSCC Clearing Process — Domestic Funds” in the “CREATION AND REDEMPTION OF CREATION UNITS” section of “APPENDIX A — PURCHASES AND REDEMPTIONS BOOK ENTRY ONLY SYSTEM” in Part II of each Statement of Additional Information is hereby deleted and replaced with the following:

After the Distributor has deemed an order for redemption outside the NSCC Clearing Process received, the Custodian will initiate procedures to transfer the requisite Redemption Instruments (or contracts to purchase such Redemption Instruments) which are expected to be delivered within two Business Days and the cash redemption payment to the redeeming Beneficial Owner by the second Business Day following the Transmittal Date on which such redemption order is deemed received by the Custodian. Each Fund reserves the right to settle Creation Unit transactions on a basis other than T+2 if necessary or appropriate under the circumstances and compliant with applicable law. An additional variable redemption transaction fee of up to four times the basic transaction fee is applicable to redemptions outside the NSCC Clearing Process.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE STATEMENTS OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE